LONG-TERM DEBT ADDITIONAL INFORMATION (Details) (USD $)	3 Months Ended				12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended			9 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 15, 2016 3.25% Convertible Senior Notes due 2016 [Member]	Nov. 15, 2015 3.25% Convertible Senior Notes due 2016 [Member]	Nov. 15, 2010 3.25% Convertible Senior Notes due 2016 [Member]	Dec. 31, 2012 3.25% Convertible Senior Notes due 2016 [Member] Rate	Dec. 31, 2011 3.25% Convertible Senior Notes due 2016 [Member]	Oct. 15, 2022 7.75% Senior Notes due 2022 [Member]	Apr. 15, 2013 7.75% Senior Notes due 2022 [Member]	Oct. 03, 2012 7.75% Senior Notes due 2022 [Member]	Dec. 31, 2012 7.75% Senior Notes due 2022 [Member] Rate	Nov. 03, 2012 12% Senior Notes [Member]	Oct. 04, 2012 12% Senior Notes [Member]	Dec. 31, 2012 12% Senior Notes [Member] Rate	Dec. 31, 2012 12% Senior Notes [Member] Rate	Nov. 02, 2012 12% Senior Notes [Member]	Nov. 05, 2015 Revolving Credit Facility [Member]	Sep. 22, 2012 Revolving Credit Facility [Member]	Oct. 05, 2010 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Rate Partnerships	Oct. 31, 2012 Revolving Credit Facility [Member]	Jun. 29, 2012 Revolving Credit Facility [Member]	May 04, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Rate	Apr. 30, 2014 PDCM Credit Facility [Member]	Jun. 30, 2010 PDCM Credit Facility [Member]	Dec. 31, 2012 PDCM Credit Facility [Member] Rate	Dec. 31, 2011 PDCM Credit Facility [Member] Rate	Nov. 18, 2011 PDCM Credit Facility [Member]	Sep. 30, 2012 First Payment [Member] 3.25% Convertible Senior Notes due 2016 [Member]	Oct. 03, 2012 First Payment [Member] 7.75% Senior Notes due 2022 [Member]	Dec. 31, 2012 Second Payment [Member] 3.25% Convertible Senior Notes due 2016 [Member]	Oct. 03, 2012 Second Payment [Member] 7.75% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date										Nov. 15, 2010					Oct. 03, 2012
Debt Instrument, Maturity Date								May 15, 2016					Oct. 15, 2022
Debt Instrument, Interest Rate, Stated Percentage											3.25%					7.75%			12.00%	12.00%
Debt Instrument, Frequency of Periodic Payment																																			May 15	April 15	November 15	October 15
Debt Instrument, Date of First Required Payment								May 15, 2011						Apr. 15, 2013
Debt Instrument, Call Date, Earliest									Nov. 15, 2015						Oct. 15, 2015
Convertible Senior Note, Shares Issued Upon Conversion											23.5849
Convertible Note Principal Amount										$ 1,000
3.25% Convertible Note, Conversion Price										$ 42.40
3.25% Convertible Debt, Liability Component ($)										94,300,000
3.25% Convertible Debt, Equity Component ($)										20,700,000
3.25% Convertible Debt, Remaining Discount Amortization Period											3 years 4 months 28 days
Debt Instrument, Convertible, Effective Interest Rate											7.40%
Convertible Debt, Interest Expense ($)											3,700,000	3,700,000
Convertible Debt, Amortization of Debt Discount ($)											3,400,000	3,200,000
Debt Issuance Costs ($)					11,969,000	680,000	8,541,000								11,000,000
Debt Instrument, Call Date, Latest															Oct. 15, 2017
Date of Notice to Redeem Long Term Debt																		10/3/2012
Debt Extinguishment,Date																	Nov. 02, 2012
Extinguishment of Debt, Amount ($)																			222,000,000
Redemption Premium ($)																				18,900,000
Unamortized discount																					1,500,000
Write off of Deferred Debt Issuance Cost ($)																				2,900,000
Loss on extinguishment of debt	(23,283,000)	0	0	0	(23,283,000)	0	0													23,300,000
Line of Credit Facility, Initiation Date																								Nov. 05, 2010							Apr. 30, 2010
Increase (Decrease) in Credit Facility ($)																												25,000,000
Line of Credit Facility, Current Borrowing Capacity ($)																										450,000,000	525,000,000	425,000,000
Debt agreement Amendment date																							Sep. 21, 2012
Line of Credit Facility, Maximum Borrowing Capacity ($)																									600,000,000							400,000,000		80,000,000
Proportionate Share of PDCM Credit Facility ($)																																		40,000,000
Number of Affiliated Partnerships																									21
Line of Credit Facility, Expiration Date																						Nov. 05, 2015								Apr. 30, 2014
PDCM Line of Credit Outstanding ($)																																26,250,000	24,000,000
Letters of Credit Outstanding, Amount ($)																									18,700,000
Letter of Credit Fronting Fee																									0.125%
Additional Quarterly Maintenance Fee																									2.75%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																									0.50%							0.50%
Line of Credit Facility, Remaining Borrowing Capacity																									$ 382,300,000
Debt, Weighted Average Interest Rate																									4.50%				3.80%			3.50%	5.00%
Credit Facility - Covenant Description																									The revolving credit facility contains covenants customary for agreements of this type, with the most restrictive being certain financial tests and maintaining certain financial ratios on a quarterly basis. The financial tests and ratios, as defined per the revolving credit facility, include requirements to: (a) maintain a minimum current ratio of 1.00 to 1.00 and (b) not exceed a maximum leverage ratio of 4.00 to 1.00.							The credit facility contains covenants customary for agreements of this type, with the most restrictive being certain financial tests and financial ratios that must be met on a quarterly basis. The financial tests and ratios, as defined by the credit facility, include requirements to maintain a minimum current ratio of 1.0 to 1.0, not to exceed a debt to EBITDAX ratio of 5.0 to 1.0 (declining to 4.5 to 1.0 on March 31, 2013 and 4.0 to 1.0 on September 30, 2013) and to maintain a minimum interest coverage ratio of 2.5 to 1.0.
Credit Facility - Restrictive Covenants																									The revolving credit facility contains restrictions as to when we can directly or indirectly, retire, redeem, repurchase or prepay in cash any part of the principal of the 2022 Senior Notes or the 2016 Convertible Senior Notes. Among other things, the restriction on redemption of the 2016 Convertible Senior Notes requires that immediately after giving effect to any such retirement, redemption, defeasance, repurchase, settlement or prepayment, the aggregate commitment under the revolving credit facility exceed the aggregate credit exposure under such facility by at least the greater of $115 million or an amount equal to or greater than 30% of such aggregate commitment. The restriction on redemption of the 2022 Senior Notes permits redemption only with the proceeds of issuances of "Permitted Refinancing Indebtedness," which may not exceed $750 million.